Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,158,000
Previously Paid Amount	0.00
Total Fee Amount	2,645.72
Total Offset Amount	0.00
Net Fee	2,645.72
Narrative - Max Aggregate Offering Price	$ 19,158,000
Final Prospectus	true